Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) (Unaudited) (Sept 2020 Note) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Revenue
Total Revenue	$ 8,359,422	$ 5,583,064	$ 16,625,688	$ 17,056,737
Cost of revenue	6,654,134	3,650,965	12,613,461	11,529,448
Gross profit	1,705,288	1,932,099	4,012,227	5,527,289
Operating expenses
Marketing	42,749	263,948	236,093	914,563
General and administrative	1,411,821	2,383,920	4,874,383	6,892,623
General and administrative - amortization of broker issuing costs and broker warrants associated with convertible debentures	0	167,834	0	167,834
Stock-based Compensation	399,258	509,219	1,391,807	1,606,355
Total operating expenses	1,853,828	3,324,921	6,502,283	9,581,375
Loss from operations	(148,540)	(1,392,822)	(2,490,056)	(4,054,086)
Non-operating income (expenses):
Interest expense	(393,158)	(125,733)	(1,057,501)	(374,850)
Interest expense - amortization of convertible debentures	0	(796,233)	0	(796,233)
Contingent consideration	(155,000)	0	(155,000)	0
Impairment of investment	0	(506,000)	(310,000)	(506,000)
Other income	2,417	11,258	52,675	11,765
Total other non-operating income (expenses), net	(545,741)	(1,416,708)	(1,469,826)	(1,665,318)
Income (loss) before income taxes	(694,281)	(2,809,530)	(3,959,882)	(5,719,404)
Income tax expense (benefit)	0	0	0	0
Net income (loss)	(694,281)	(2,809,530)	(3,959,882)	(5,719,404)
Comprehensive income (loss)	$ (694,281)	$ (2,809,530)	$ (3,959,882)	$ (5,719,404)
Earnings (loss) per share
Net loss per share - basic and diluted	$ (0.02)	$ (0.11)	$ (0.14)	$ (0.22)
Weighted average outstanding shares	28,888,194	26,175,098	28,706,905	25,772,134
Product Sales [Member]
Revenue
Total Revenue	$ 7,910,540	$ 4,633,974	$ 15,135,472	$ 14,469,616
Services [Member]
Revenue
Total Revenue	$ 448,882	$ 949,090	$ 1,490,216	$ 2,587,121